Note 8 - Government Assistance - Government Grants and Investment Tax Credits (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Investment tax credit	$ 8	$ 588	$ 409	$ 95	$ 103
Government grant	37	7		190	227
Total government assistance	$ 45	$ 595	$ 409	$ 285	$ 330